Other Payables And Accrued Expenses	12 Months Ended
Dec. 31, 2016
Accrued Liabilities [Abstract]
Other Payables and Accrued Expenses
OTHER PAYABLES AND ACCRUED EXPENSES

	December 31,
	2016	2015
Payroll and related expenses	$187,051	$160,413
Provision for warranty	250,212	199,449
Provision for vendors on accrued expenses	55,379	64,708
Provision for vacation pay (1)	46,878	44,477
Provision for losses on long-term contracts (2)	39,835	36,511
Provision for income tax, net of advances	33,541	27,842
Provision for royalties	34,330	36,105
Other income tax liabilities	9,762	31,435
Value added tax (“VAT”) payable	6,433	13,651
Derivative instruments	5,429	8,289
Deferred income tax, net	1,800	545
Other (3)	159,866	116,442
	$830,516	$739,867

(1)	Long-term provision for vacation pay as of December 31, 2016 and 2015 was $27,969 and $26,166, respectively, included in other long-term liabilities.

(2)
Includes a provision of $4,586 and $4,949 as of December 31, 2016 and 2015, respectively, related to the cessation of a program with a foreign customer. During 2016, the Company recorded a reversal of reserves which offset COR by approximately $20,000, primarily related to reserves for potential liabilities recorded in 2011 related to the cessation of a program and a legal settlement with a Seller as part of an asset purchase agreement.

(3)
Includes provisions for estimated future costs in respect of (1) penalties and the probable loss from claims (legal or unasserted) in the ordinary course of business (e.g. damages caused by the items sold and claims as to the specific products ordered), and (2) unbilled services of service providers.